Basis of presentation and summary of significant accounting policies - Schedule of changes in presentation of consolidated statement of cash flow (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net cash flows provided by operating activities	$ 112,975	$ 70,214
Cash flows from financing activities
Net cash provided by financing activities	$ (246,122)	(520,832)
As Previously Reported [Member]
Cash flows from operating activities
Settlement receivables, net		50,131
Funds payable and amounts due to customers		(473,230)
Net cash flows provided by operating activities		(352,885)
Cash flows from financing activities
Settlement funds - merchants and customers, net		0
Net cash provided by financing activities		(97,733)
Adjustment [Member]
Cash flows from operating activities
Settlement receivables, net		(50,131)
Funds payable and amounts due to customers		473,230
Net cash flows provided by operating activities		423,099
Cash flows from financing activities
Settlement funds - merchants and customers, net		(423,099)
Net cash provided by financing activities		(423,099)
As Adjusted [Member]
Cash flows from operating activities
Settlement receivables, net		0
Funds payable and amounts due to customers		0
Net cash flows provided by operating activities		70,214
Cash flows from financing activities
Settlement funds - merchants and customers, net		(423,099)
Net cash provided by financing activities		$ (520,832)